Summary of Stock Options Activity (Details) - $ / shares			12 Months Ended
	Nov. 10, 2021	Apr. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of options, outstanding beginning balance			11,900,000	8,250,000
Weighted average exercise price, outstanding beginning balance			$ 0.11	$ 0.13
Number of options, granted			450,000	4,070,000
Weighted average exercise price, granted			$ 0.32	$ 0.07
Number of options, exercised	(3,130,000)	(30,000)	(3,910,000)	(320,000)
Weighted average exercise price, exercised			$ 0.11	$ 0.06
Number of options, expired			(150,000)	(100,000)
Weighted average exercise price, expired			$ 0.18	$ 0.19
Number of options, cancelled			(650,000)
Weighted average exercise price, cancelled			$ 0.16
Number of options, outstanding ending balance			7,640,000	11,900,000
Weighted average exercise price, outstanding ending balance			$ 0.12	$ 0.11